SEGMENT INFORMATION (Net sales and long lived assets by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Net sales	$ 10,192,818	$ 11,454,807	$ 9,700,296
Non-current assets	7,483,419	6,830,133	6,442,332
Mexico
Disclosure of geographical areas [line items]
Net sales	5,477,690	6,345,137	5,629,267
Non-current assets	4,584,802	4,093,288	4,042,914
Southern region
Disclosure of geographical areas [line items]
Net sales	1,704,132	1,941,168	2,316,444
Non-current assets	1,008,860	1,071,705	643,411
Other markets
Disclosure of geographical areas [line items]
Net sales	3,010,996	3,168,502	1,754,585
Non-current assets	$ 1,889,757	$ 1,665,140	$ 1,756,007